EQUITY BASED COMPENSATION - Phantom Awards (Details5) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY-BASED COMPENSATION
Compensation expense		$ 300,000	$ 700,000
Phantom Awards
EQUITY-BASED COMPENSATION
Distribution amount per award		$ 7.53
Compensation expense	$ 0	$ 0
Awards
Beginning balance (in shares)	1,427,583	1,289,472	995,991
Granted (in shares)		158,031	524,554
Cancelled (in shares)		(19,920)	(231,073)
Ending balance (in shares)		1,427,583	1,289,472